SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,974	$ 1,697
Total	1,348	1,370
Segment operational loss	7,528	3,722
Tax expenses
Loss	6,753	396
Segment assets	42,178	6,778	$ 18,878
Segment liabilities	10,843	7,662	$ 12,034
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets	3,241	2,525
Segment liabilities	1,271	1,983
Services [member]
IfrsStatementLineItems [Line Items]
Segment assets	1,173	1,047
Segment liabilities	423	2,252
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Segment assets	37,764	3,206
Segment liabilities	9,149	3,427
Services [member]
IfrsStatementLineItems [Line Items]
Total	620	514
Total	449	499
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total	2,071	1,731
Total	1,445	1,404
Segment operational loss	7,528	3,722
Gain on revaluation of warrant liability	(400)	(3,354)
Financial expenses, net	(375)	28
Tax expenses
Loss	6,753	396
Operating segments [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	1,974	1,697
Total	1,348	1,370
Operating segments [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total	97	34
Total	97	34
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total	1,354	1,183
Total	899	871
Segment operational loss	(74)	21
Operating segments [member] | Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	1,354	1,183
Total	899	871
Operating segments [member] | Precision metal parts [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total
Total
Operating segments [member] | Services [member]
IfrsStatementLineItems [Line Items]
Total	523	492
Total	381	454
Segment operational loss	856	371
Operating segments [member] | Services [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	426	458
Total	381	454
Operating segments [member] | Services [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total	97	34
Total
Operating segments [member] | SmartCarts [member]
IfrsStatementLineItems [Line Items]
Total	194	56
Total	165	79
Segment operational loss	6,746	3,330
Operating segments [member] | SmartCarts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	194	56
Total	68	45
Operating segments [member] | SmartCarts [member] | Inter segment [member]
IfrsStatementLineItems [Line Items]
Total
Total	$ 97	$ 34